Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
ASSETS
Cash and due from banks	$ 7,245	$ 6,721
Interest-bearing deposits with banks	92,151	98,348
Cash and interest bearing deposits with banks	99,396	105,069
Trading loans, securities, and other	173,175	152,090
Non-trading financial assets at fair value through profit or loss	5,600	7,340
Derivatives	69,827	87,382
Financial assets designated at fair value through profit or loss	5,771	5,818
Financial assets at fair value through other comprehensive income	75,841	69,865
Total trading and non trading financial assets	330,214	322,495
Debt securities at amortized cost, net of allowance for credit losses	281,320	308,016
Securities purchased under reverse repurchase agreements	212,918	204,333
Loans
Residential mortgages	329,262	320,341
Consumer instalment and other personal	224,323	217,554
Credit card	40,517	38,660
Business and government	352,034	326,528
Total loans	946,136	903,083
Allowance for loan losses	(7,811)	(7,136)
Loans, net of allowance for loan losses	938,325	895,947
Other
Customers' liability under acceptances	19	17,569
Investment in Schwab	10,031	8,907
Goodwill	18,700	18,602
Other intangibles	2,973	2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,572	9,434
Deferred tax assets	4,719	3,951
Amounts receivable from brokers, dealers, and clients	32,307	30,416
Other assets	26,687	27,629
Total other miscellaneous assets	105,008	119,279
Total assets	1,967,181	1,955,139
LIABILITIES
Trading deposits	32,021	30,980
Derivatives	60,113	71,640
Securitization liabilities at fair value	18,382	14,422
Financial liabilities designated at fair value through profit or loss	196,078	192,130
Total financial liabilities other than non-trading deposits and other	306,594	309,172
Deposits
Personal	630,649	626,596
Banks	36,239	31,225
Business and government	553,662	540,369
Total deposits, other than trading	1,220,550	1,198,190
Other
Acceptances	19	17,569
Obligations related to securities sold short	40,556	44,661
Obligations related to securities sold under repurchase agreements	182,813	166,854
Securitization liabilities at amortized cost	12,374	12,710
Amounts payable to brokers, dealers, and clients	25,063	30,872
Insurance contract liabilities	6,343	5,846
Other liabilities	51,380	47,574
Total other miscellaneous liabilities	318,548	326,086
Subordinated notes and debentures	9,913	9,620
Total liabilities	1,855,605	1,843,068
EQUITY
Contributed surplus	187	155
Retained earnings	69,316	73,008
Accumulated other comprehensive income (loss)	6,015	2,750
Total equity	111,576	112,071
Total liabilities and equity	1,967,181	1,955,139
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	10,888	10,853
Treasury shares	(17)	(65)
Total equity	10,888
Common shares [member]
EQUITY
Issued capital	25,222	25,434
Treasury shares	$ (35)	$ (64)